Securities - Summary of Gross Unrealized Losses and Fair Values, Aggregated by Investment Category and Length of Individual Securities Continuous Unrealized Loss Position Held-to-maturity (Details)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) security	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($) security
Schedule Of Held To Maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Number of Securities | security	19	42	33
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 29,710	$ 97,636	$ 94,241
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	(143)	(954)	(843)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Total Fair Value	29,710	97,636	94,241
Held-to-maturity Securities, Continuous Unrealized Loss Position, Total Unrealized Losses	$ (143)	$ (954)	$ (843)
Obligations of States, Municipalities, and Political Subdivisions
Schedule Of Held To Maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Number of Securities | security	7	22	16
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 4,855	$ 16,235	$ 12,342
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	(36)	(229)	(142)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Total Fair Value	4,855	16,235	12,342
Held-to-maturity Securities, Continuous Unrealized Loss Position, Total Unrealized Losses	$ (36)	$ (229)	$ (142)
Agency, Residential Mortgage-Backed Securities
Schedule Of Held To Maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Number of Securities | security	9	15	17
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 20,287	$ 52,156	$ 81,899
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	(82)	(283)	(701)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Total Fair Value	20,287	52,156	81,899
Held-to-maturity Securities, Continuous Unrealized Loss Position, Total Unrealized Losses	$ (82)	$ (283)	$ (701)
Non-Agency, Residential Mortgage-Backed Securities
Schedule Of Held To Maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Number of Securities | security	3	5
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 4,568	$ 29,245
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	(25)	(442)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Total Fair Value	4,568	29,245
Held-to-maturity Securities, Continuous Unrealized Loss Position, Total Unrealized Losses	$ (25)	$ (442)